ORDINARY SHARES (Details)	12 Months Ended						0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Investor rights agreement	Dec. 31, 2013 Investor rights agreement NCIH, Inc. item	Dec. 31, 2013 Investor rights agreement NCIH, Inc. Minimum item	May 21, 2012 Skillgreat Limited NCIH, Inc.	Jun. 19, 2013 News America Incorporated NCIH LLC	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares
Ordinary Shares
Shares issued							6,050,067	6,050,067	1,000,000	0	1,052,865
Shares issued due to the exercise of options									422,978	348,168	39,608
Shares excluded from the outstanding shares and the computation of basic and diluted EPS	3,014,086	3,478,713	1,715,482						1,242,111	665,089	1,013,257
Percentage of number of outstanding shares as of record date for calculating voting shares				33.40%
Number of candidates nominated and recommended for election to the Company's board of directors					1
Number of nominees who serves as board of directors failing to serve would lead to designation of non-voting observer					0
Number of non-voting observer designated if no nominee serves on the Company's board of directors					1
Percentage of equity interest held						50.00%
Number of projects in film industry with respect to which potential cooperation opportunities are explored						1
Number of vice presidents appointed by written notice					1